Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2018
Shareholders' equity
Schedule of share capital

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Share capital
Ordinary share capital, fully paid	36,054	34,889	36,054	34,889
Treasury shares held for RSP1	(505)	(434)	(505)	(434)
Other treasury shares held2	12	(61)	(3)	(3)

Total treasury shares held	(493)	(495)	(508)	(437)

Total share capital	35,561	34,394	35,546	34,452

Non-controlling interests	52	54	-	-

12018: 3,943,660, unvested shares held (2017: 3,549,035).
22018: 2,029,795 shares held (2017: 4,652,579).

Schedule of reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2018	2017
Opening balance	3,394,364,279	3,346,166,853
Dividend reinvestment plan1	21,242,667	48,197,426
Conversion of Westpac Convertible Preference Shares2	19,189,765	-

Closing balance	3,434,796,711	3,394,364,279

Schedule of ordinary shares purchased on market

	2018	2018
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	854,267	31.86
RSP3	2,291,897	31.32
Westpac Performance Plan (WPP) - share rights exercised	156,691	31.49
Westpac Long Term Incentive Plan (LTIP) - options exercised4	103,686	28.80
LTIP - share rights exercised	2,929	28.42
As treasury shares:
Treasury shares purchased (excluding RSP)5	93,052	28.97
Treasury shares sold	(2,715,836)	28.10

Net number of ordinary shares purchased/(sold) on market6	786,686

1The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2018 interim dividend was $28.11 and 2017 final dividend was $31.62 (2017: 2017 interim dividend was $29.79 and 2016 final dividend was $31.32).

2The conversion price per share for the issuance of shares in relation to the conversion of Westpac Convertible Preference Shares was $29.49.
3Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.
4No WPP options were exercised during the period. The average exercise price per share received was $24.23 on the exercise of the LTI options.
5Treasury shares include ordinary shares held by statutory life funds and managed investment schemes and ordinary shares held by Westpac for equity derivatives sold to customers.
6The purchase of ordinary shares on market resulted in a tax benefit of $0.22 million being recognised as contributed equity.

Schedule of reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Available-for-sale securities reserve
Opening balance	64	10	70	10
Net gains/(losses) from changes in fair value	(104)	75	(34)	88
Income tax effect	34	(19)	13	(26)
Transferred to income statements	66	(3)	(33)	(3)
Income tax effect	(25)	1	6	1
Exchange differences	2	-	2	-

Closing balance	37	64	24	70

Share-based payment reserve
Opening balance	1,431	1,333	1,322	1,221
Share-based payment expense	103	98	103	101

Closing balance	1,534	1,431	1,425	1,322

Cash flow hedge reserve
Opening balance	(154)	(172)	(94)	(78)
Net gains/(losses) from changes in fair value	(161)	(91)	(125)	(42)
Income tax effect	47	27	38	13
Transferred to income statements	203	115	160	19
Income tax effect	(60)	(33)	(48)	(6)

Closing balance	(125)	(154)	(69)	(94)

Foreign currency translation reserve
Opening balance	(529)	(413)	(481)	(404)
Exchange differences on translation of foreign operations (net of associated hedges)	181	(116)	174	(77)
Transferred to income statements	(3)	-	-	-

Closing balance	(351)	(529)	(307)	(481)

Other reserves
Opening balance	(18)	(19)	41	41
Transactions with owners	-	1	-	-

Closing balance	(18)	(18)	41	41

Total reserves	1,077	794	1,114	858